Cover	12 Months Ended
Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	40FR12G
Amendment Flag	false
Document Registration Statement	true
Document Fiscal Period Focus	FY
Entity Registrant Name	Intermap Technologies Corporation
Entity Central Index Key	0001285170
Entity Primary SIC Number	7374
Entity Tax Identification Number	88-6548544
Entity Incorporation, State or Country Code	A0
Entity Address, Address Line One	385 Inverness Parkway
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	(303)
Local Phone Number	708-0955
Title of 12(g) Security	Common Shares, without par value
Entity Interactive Data Current	No
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Auditor Opinion [Text Block]	We have audited the consolidated financial statements of Intermap Technologies Corporation (the Entity), which comprise:

●	the consolidated statements of financial position as at December 31, 2024 and December 31, 2023

●	the consolidated statements of income (loss) and other comprehensive income (loss) for the years then ended

●	the consolidated statements of changes in shareholders’ equity (deficiency) for the years then ended

●	the consolidated statements of cash flows for the years then ended

●	and notes to the consolidated financial statements, including a summary of material accounting policy information

(Hereinafter referred to as the “financial statements”).

In our opinion, the accompanying financial statements present fairly, in all material respects, the consolidated financial position of the Entity as at December 31, 2024 and December 31, 2023, its consolidated financial performance and its consolidated cash flows for the years then ended in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	385 Inverness Parkway
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	(303)
Local Phone Number	708-0955
Contact Personnel Name	Intermap Technologies Corporation